Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors Government Securities Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Waddell & Reed Advisors Government Securities Fund	Class A		Class B		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%		none		none		none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	none	[1]	5.00%	[2]	1.00%	[2]	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase.
[2]	For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Waddell & Reed Advisors Government Securities Fund	Class A	Class B	Class C	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.32%	0.64%	0.38%	0.23%
Total Annual Fund Operating Expenses	1.07%	2.14%	1.88%	0.73%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Waddell & Reed Advisors Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	529	751	990	1,675
Class B	617	970	1,249	2,199
Class C	191	591	1,016	2,201
Class Y	75	233	406	906

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Waddell & Reed Advisors Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	529	751	990	1,675
Class B	217	670	1,149	2,199
Class C	191	591	1,016	2,201
Class Y	75	233	406	906

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Waddell & Reed Advisors Government Securities Fund seeks to achieve its objective by investing exclusively in a diversified portfolio of U.S. government securities. U.S. government securities include: U.S. Treasury (Treasury) obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the Treasury, and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The Fund may invest in mortgage-backed securities issued by U.S. government-sponsored entities or agencies or instrumentalities of U.S. government agencies. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

Generally, in determining whether to sell a security, Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. WRIMCO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

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Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.

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Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund's securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio and the Fund may not perform as well as other similar mutual funds.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so.

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Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to reinvestment risk. When interest rates decline, unscheduled payments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

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Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

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U.S. Government Securities Risk. Certain U.S. government securities such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with similar investment objectives to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund's updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 5.35% (the third quarter of 2011) and the lowest quarterly return was -2.67% (the fourth quarter of 2010).

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns - Waddell & Reed Advisors Government Securities Fund	1 Year	5 Years	10 Years
Class A	2.60%	4.31%	4.10%
Class A Return After Taxes on Distributions	1.56%	3.08%	2.71%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.19%	3.19%	2.88%
Class B	1.92%	4.02%	3.58%
Class C	6.26%	4.35%	3.69%
Class Y	7.49%	5.56%	4.92%
Citigroup Treasury/Government Sponsored/Mortgage Bond Index (reflects no deduction for fees, expenses or taxes.)	7.71%	6.63%	5.70%
Lipper General U.S. Government Funds Universe Average (net of fees and expenses.)	9.07%	5.94%	4.88%